Fair Value Measurements - Financial Instruments Based on Observable Inputs (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value | Preference Notes
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	$ 55.6	$ 54.4
Fair Value | Fair Value, Inputs, Level 2 | Senior Notes | 4.875% Senior notes due 2030
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	273.1	322.0
Fair Value | Fair Value, Inputs, Level 2 | Senior Subordinated Notes | 6.625% Fixed Rate Reset Junior Subordinated notes due 2041
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	121.6	115.5
Carrying Value | Preference Notes
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	58.4	58.4
Carrying Value | Fair Value, Inputs, Level 2 | Senior Notes | 4.875% Senior notes due 2030
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	325.0	324.4
Carrying Value | Fair Value, Inputs, Level 2 | Senior Subordinated Notes | 6.625% Fixed Rate Reset Junior Subordinated notes due 2041
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	$ 123.2	$ 123.1